State Street Small_Mid Cap Equity Index Portfolio Average Annual Total Returns	12 Months Ended		26 Months Ended	60 Months Ended	69 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell Small Cap Completeness Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.67%			6.69%		11.40%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	15.07%	28.03%	14.42%	19.90%	14.82%
State Street Small_Mid Cap Equity Index Portfolio
Prospectus [Line Items]
Average Annual Return, Percent	12.81%			6.78%		11.41%
State Street Small_Mid Cap Equity Index Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.71%			4.88%		9.61%
State Street Small_Mid Cap Equity Index Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.53%			4.78%		8.66%